UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2021
Massachusetts
Investors Trust
MIT-SEM

Massachusetts
Investors Trust

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	5.3%
Alphabet, Inc., “A”	4.9%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.4%
Apple, Inc.	2.3%
Visa, Inc., “A”	2.2%
Facebook, Inc., “A”	2.2%
Johnson & Johnson	2.1%
American Tower Corp., REIT	2.1%
Honeywell International, Inc.	1.9%
GICS equity sectors (g)
Information Technology	23.9%
Health Care	17.4%
Communication Services	12.8%
Financials	12.1%
Consumer Discretionary	8.7%
Consumer Staples	7.7%
Industrials	7.7%
Materials	3.7%
Real Estate	3.7%
Energy	1.1%
Utilities	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2021 through June 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
A	Actual	0.69%	$1,000.00	$1,159.64	$3.69
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
B	Actual	1.44%	$1,000.00	$1,155.41	$7.70
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
C	Actual	1.44%	$1,000.00	$1,155.26	$7.70
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
I	Actual	0.45%	$1,000.00	$1,161.46	$2.41
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R1	Actual	1.44%	$1,000.00	$1,155.76	$7.70
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R2	Actual	0.94%	$1,000.00	$1,158.39	$5.03
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R3	Actual	0.69%	$1,000.00	$1,160.04	$3.70
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
R4	Actual	0.45%	$1,000.00	$1,161.32	$2.41
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R6	Actual	0.37%	$1,000.00	$1,161.65	$1.98
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
529A	Actual	0.73%	$1,000.00	$1,159.60	$3.91
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529B	Actual	0.73%	$1,000.00	$1,159.65	$3.91
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
529C	Actual	1.49%	$1,000.00	$1,155.19	$7.96
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from January 1, 2021 through June 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.49%, $7.98, and $7.45 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this

Expense Table - continued
rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	627,042	$ 137,541,663
Howmet Aerospace, Inc. (a)	599,128	20,651,942
Raytheon Technologies Corp.	659,551	56,266,296
		$214,459,901
Alcoholic Beverages – 2.5%
Diageo PLC	1,914,635	$ 91,665,088
Pernod Ricard S.A.	371,602	82,485,397
		$174,150,485
Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton SE	133,117	$ 104,381,907
NIKE, Inc., “B”	441,954	68,277,473
		$172,659,380
Biotechnology – 1.9%
Illumina, Inc. (a)	124,316	$ 58,827,574
Vertex Pharmaceuticals, Inc. (a)	386,923	78,015,285
		$136,842,859
Brokerage & Asset Managers – 3.2%
Blackstone Group, Inc.	622,947	$ 60,513,072
Charles Schwab Corp.	757,482	55,152,264
NASDAQ, Inc.	639,726	112,463,831
		$228,129,167
Business Services – 4.8%
Accenture PLC, “A”	290,371	$ 85,598,467
Amdocs Ltd.	1,013,691	78,419,136
Fidelity National Information Services, Inc.	846,335	119,900,279
Fiserv, Inc. (a)	491,559	52,542,742
		$336,460,624
Cable TV – 2.4%
Cable One, Inc.	21,060	$ 40,283,778
Comcast Corp., “A”	2,313,985	131,943,425
		$172,227,203
Chemicals – 0.7%
PPG Industries, Inc.	277,206	$ 47,061,263

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 8.3%
Adobe Systems, Inc. (a)	215,582	$ 126,253,442
Microsoft Corp.	1,391,844	377,050,540
salesforce.com, inc. (a)	353,248	86,287,889
		$589,591,871
Computer Software - Systems – 2.3%
Apple, Inc.	1,180,301	$ 161,654,025
Construction – 1.6%
Masco Corp.	660,629	$ 38,917,655
Sherwin-Williams Co.	268,003	73,017,417
		$111,935,072
Consumer Products – 2.4%
Colgate-Palmolive Co.	846,451	$ 68,858,789
Estee Lauder Cos., Inc., “A”	133,510	42,466,861
Kimberly-Clark Corp.	417,283	55,824,119
		$167,149,769
Containers – 1.2%
Crown Holdings, Inc.	828,935	$ 84,725,446
Electrical Equipment – 3.6%
AMETEK, Inc.	482,242	$ 64,379,307
Fortive Corp.	780,892	54,459,408
Johnson Controls International PLC	940,738	64,562,849
TE Connectivity Ltd.	516,079	69,779,042
		$253,180,606
Electronics – 3.4%
Analog Devices, Inc.	449,351	$ 77,360,268
Applied Materials, Inc.	320,175	45,592,920
Texas Instruments, Inc.	627,108	120,592,868
		$243,546,056
Energy - Independent – 0.8%
ConocoPhillips	967,873	$ 58,943,466
Food & Beverages – 1.8%
Danone S.A.	1,087,634	$ 76,567,242
Mondelez International, Inc.	813,242	50,778,831
		$127,346,073
Forest & Paper Products – 0.3%
Rayonier, Inc., REIT	554,446	$ 19,921,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.1%
Dollar General Corp.	363,665	$ 78,693,469
Health Maintenance Organizations – 0.9%
Cigna Corp.	255,041	$ 60,462,570
Insurance – 0.9%
Chubb Ltd.	401,068	$ 63,745,748
Internet – 8.9%
Alphabet, Inc., “A” (a)	142,099	$ 346,975,917
Alphabet, Inc., “C” (a)	49,542	124,168,106
Facebook, Inc., “A” (a)	445,534	154,916,627
		$626,060,650
Leisure & Toys – 1.5%
Electronic Arts, Inc.	737,016	$ 106,005,011
Major Banks – 6.8%
Bank of America Corp.	4,151,209	$ 171,154,347
Goldman Sachs Group, Inc.	326,984	124,100,238
JPMorgan Chase & Co.	1,200,256	186,687,818
		$481,942,403
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	187,461	$ 38,750,063
PRA Health Sciences, Inc. (a)	610,069	100,789,500
		$139,539,563
Medical Equipment – 6.8%
Becton, Dickinson and Co.	464,573	$ 112,979,508
Danaher Corp.	383,475	102,909,351
Medtronic PLC	1,096,468	136,104,573
Thermo Fisher Scientific, Inc.	255,774	129,030,309
		$481,023,741
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	858,569	$ 20,717,270
Network & Telecom – 1.3%
Equinix, Inc., REIT	116,079	$ 93,165,005
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	363,100	$ 132,564,179
Truist Financial Corp.	1,414,787	78,520,678
Visa, Inc., “A”	671,080	156,911,926
		$367,996,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.9%
Eli Lilly & Co.	422,259	$ 96,916,886
Johnson & Johnson	911,686	150,191,152
Merck & Co., Inc.	1,281,337	99,649,578
Zoetis, Inc.	361,922	67,447,784
		$414,205,400
Railroad & Shipping – 1.2%
Canadian National Railway Co.	838,067	$ 88,432,830
Restaurants – 0.7%
Starbucks Corp.	434,391	$ 48,569,258
Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	727,377	$ 56,306,253
Specialty Stores – 5.6%
Costco Wholesale Corp.	190,483	$ 75,368,409
Home Depot, Inc.	328,471	104,746,117
Target Corp.	516,694	124,905,607
Tractor Supply Co.	473,614	88,120,621
		$393,140,754
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	543,215	$ 146,744,100
Trucking – 0.2%
Old Dominion Freight Line, Inc.	69,040	$ 17,522,352
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	458,901	$ 38,818,435
Total Common Stocks (Identified Cost, $2,965,635,342)		$7,023,076,106
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $59,097,924)	59,097,924	$ 59,097,924
Other Assets, Less Liabilities – (0.2)%		(11,928,946)
Net Assets – 100.0%		$7,070,245,084

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,097,924 and $7,023,076,106, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 6/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,965,635,342)	$7,023,076,106
Investments in affiliated issuers, at value (identified cost, $59,097,924)	59,097,924
Receivables for
Fund shares sold	3,258,684
Interest and dividends	4,594,672
Other assets	245,219
Total assets	$7,090,272,605
Liabilities
Payable to custodian	$181,638
Payables for
Distributions	5,841,724
Fund shares reacquired	11,974,558
Payable to affiliates
Investment adviser	128,138
Administrative services fee	3,089
Shareholder servicing costs	1,476,605
Distribution and service fees	67,700
Program manager fees	76
Payable for independent Trustees' compensation	4,667
Accrued expenses and other liabilities	349,326
Total liabilities	$20,027,521
Net assets	$7,070,245,084
Net assets consist of
Paid-in capital	$2,676,885,971
Total distributable earnings (loss)	4,393,359,113
Net assets	$7,070,245,084
Shares of beneficial interest outstanding	174,508,053

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,252,961,262	103,548,322	$41.07
Class B	41,274,527	1,047,823	39.39
Class C	118,479,730	3,084,272	38.41
Class I	1,025,274,633	25,852,885	39.66
Class R1	14,529,161	382,182	38.02
Class R2	99,897,274	2,584,379	38.65
Class R3	300,906,641	7,408,285	40.62
Class R4	79,228,127	1,906,535	41.56
Class R6	1,109,879,293	27,985,159	39.66
Class 529A	24,315,871	611,510	39.76
Class 529B	383,241	10,383	36.91
Class 529C	3,115,324	86,318	36.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $43.58 [100 / 94.25 x $41.07] and $42.19 [100 / 94.25 x $39.76], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 6/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$46,711,359
Income on securities loaned	48,716
Other	40,189
Dividends from affiliated issuers	13,046
Foreign taxes withheld	(607,715)
Total investment income	$46,205,595
Expenses
Management fee	$11,011,276
Distribution and service fees	6,479,612
Shareholder servicing costs	2,724,381
Program manager fees	6,407
Administrative services fee	275,018
Independent Trustees' compensation	46,565
Custodian fee	87,751
Shareholder communications	122,796
Audit and tax fees	31,907
Legal fees	23,518
Miscellaneous	151,933
Total expenses	$20,961,164
Reduction of expenses by distributor	(22,461)
Net expenses	$20,938,703
Net investment income (loss)	$25,266,892
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$314,760,791
Foreign currency	(41,975)
Net realized gain (loss)	$314,718,816
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$658,045,352
Translation of assets and liabilities in foreign currencies	(10,535)
Net unrealized gain (loss)	$658,034,817
Net realized and unrealized gain (loss)	$972,753,633
Change in net assets from operations	$998,020,525
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$25,266,892	$53,848,862
Net realized gain (loss)	314,718,816	296,425,052
Net unrealized gain (loss)	658,034,817	449,174,943
Change in net assets from operations	$998,020,525	$799,448,857
Total distributions to shareholders	$(78,025,339)	$(281,119,270)
Change in net assets from fund share transactions	$(306,939,807)	$(196,747,184)
Total change in net assets	$613,055,379	$321,582,403
Net assets
At beginning of period	6,457,189,705	6,135,607,302
At end of period	$7,070,245,084	$6,457,189,705
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$35.80	$32.79	$26.79	$32.15	$27.94	$27.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.28	$0.32	$0.27	$0.27(c)
Net realized and unrealized gain (loss)	5.59	4.29	8.20	(1.98)	6.28	2.12
Total from investment operations	$5.72	$4.57	$8.48	$(1.66)	$6.55	$2.39
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.21)	$(0.29)	$(0.31)	$(0.26)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.45)	$(1.56)	$(2.48)	$(3.70)	$(2.34)	$(1.71)
Net asset value, end of period (x)	$41.07	$35.80	$32.79	$26.79	$32.15	$27.94
Total return (%) (r)(s)(t)(x)	15.96(n)	14.12	31.91	(5.31)	23.56	8.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.71	0.71	0.71	0.72	0.72(c)
Expenses after expense reductions (f)	0.69(a)	0.70	0.69	0.69	0.70	0.71(c)
Net investment income (loss)	0.69(a)	0.88	0.90	0.97	0.88	0.97(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$4,252,961	$3,780,213	$3,893,021	$3,150,030	$3,543,029	$3,272,859
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.41	$31.63	$25.95	$31.24	$27.20	$26.58
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.04	$0.04	$0.06	$0.03	$0.06(c)
Net realized and unrealized gain (loss)	5.36	4.11	7.93	(1.91)	6.09	2.06
Total from investment operations	$5.35	$4.15	$7.97	$(1.85)	$6.12	$2.12
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.02)	$(0.03)	$(0.05)	$(0.05)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.37)	$(1.37)	$(2.29)	$(3.44)	$(2.08)	$(1.50)
Net asset value, end of period (x)	$39.39	$34.41	$31.63	$25.95	$31.24	$27.20
Total return (%) (r)(s)(t)(x)	15.54(n)	13.26	30.94	(6.06)	22.61	7.95(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.46	1.46	1.46	1.47	1.47(c)
Expenses after expense reductions (f)	1.44(a)	1.46	1.46	1.46	1.47	1.47(c)
Net investment income (loss)	(0.06)(a)	0.11	0.13	0.19	0.12	0.21(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$41,275	$42,213	$52,057	$53,035	$71,698	$75,916
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$33.57	$30.89	$25.40	$30.65	$26.73	$26.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.03	$0.04	$0.05	$0.03	$0.06(c)
Net realized and unrealized gain (loss)	5.22	4.02	7.75	(1.86)	5.99	2.03
Total from investment operations	$5.21	$4.05	$7.79	$(1.81)	$6.02	$2.09
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.03)	$(0.03)	$(0.07)	$(0.06)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.37)	$(1.37)	$(2.30)	$(3.44)	$(2.10)	$(1.51)
Net asset value, end of period (x)	$38.41	$33.57	$30.89	$25.40	$30.65	$26.73
Total return (%) (r)(s)(t)(x)	15.53(n)	13.28	30.88	(6.04)	22.62	7.97(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.46	1.46	1.46	1.47	1.47(c)
Expenses after expense reductions (f)	1.44(a)	1.46	1.46	1.46	1.47	1.47(c)
Net investment income (loss)	(0.07)(a)	0.12	0.13	0.16	0.12	0.21(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$118,480	$121,289	$174,905	$162,991	$307,349	$295,541
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.55	$31.70	$25.96	$31.26	$27.23	$26.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.34	$0.37	$0.34	$0.32(c)
Net realized and unrealized gain (loss)	5.41	4.14	7.96	(1.91)	6.10	2.09
Total from investment operations	$5.58	$4.49	$8.30	$(1.54)	$6.44	$2.41
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.34)	$(0.29)	$(0.35)	$(0.38)	$(0.32)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.47)	$(1.64)	$(2.56)	$(3.76)	$(2.41)	$(1.77)
Net asset value, end of period (x)	$39.66	$34.55	$31.70	$25.96	$31.26	$27.23
Total return (%) (r)(s)(t)(x)	16.15(n)	14.39	32.23	(5.08)	23.79	9.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.46	0.46	0.46	0.47	0.48(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.48(c)
Net investment income (loss)	0.94(a)	1.10	1.13	1.15	1.14	1.21(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$1,025,275	$901,662	$470,991	$377,000	$1,271,676	$1,525,636
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$33.22	$30.59	$25.24	$30.47	$26.59	$26.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.03	$0.02	$0.06	$0.03	$0.05(c)
Net realized and unrealized gain (loss)	5.19	3.97	7.72	(1.85)	5.94	2.03
Total from investment operations	$5.18	$4.00	$7.74	$(1.79)	$5.97	$2.08
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.07)	$(0.12)	$(0.03)	$(0.06)	$(0.05)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.38)	$(1.37)	$(2.39)	$(3.44)	$(2.09)	$(1.50)
Net asset value, end of period (x)	$38.02	$33.22	$30.59	$25.24	$30.47	$26.59
Total return (%) (r)(s)(t)(x)	15.58(n)	13.23	30.89	(6.03)	22.58	7.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.46	1.46	1.46	1.47	1.48(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	1.48(c)
Net investment income (loss)	(0.06)(a)	0.11	0.08	0.18	0.11	0.21(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$14,529	$14,030	$16,036	$5,066	$7,058	$7,879
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$33.73	$30.98	$25.42	$30.69	$26.77	$26.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.19	$0.22	$0.18	$0.19(c)
Net realized and unrealized gain (loss)	5.26	4.04	7.77	(1.88)	5.99	2.05
Total from investment operations	$5.34	$4.22	$7.96	$(1.66)	$6.17	$2.24
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.13)	$(0.20)	$(0.22)	$(0.19)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.42)	$(1.47)	$(2.40)	$(3.61)	$(2.25)	$(1.64)
Net asset value, end of period (x)	$38.65	$33.73	$30.98	$25.42	$30.69	$26.77
Total return (%) (r)(s)(t)(x)	15.84(n)	13.81	31.55	(5.56)	23.19	8.54(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.96	0.96	0.96	0.97	0.97(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.97(c)
Net investment income (loss)	0.44(a)	0.61	0.63	0.69	0.61	0.71(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$99,897	$97,452	$126,846	$122,858	$155,976	$153,518
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$35.40	$32.44	$26.52	$31.87	$27.72	$27.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.27	$0.31	$0.27	$0.26(c)
Net realized and unrealized gain (loss)	5.54	4.24	8.12	(1.97)	6.21	2.12
Total from investment operations	$5.67	$4.51	$8.39	$(1.66)	$6.48	$2.38
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.20)	$(0.28)	$(0.30)	$(0.26)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.45)	$(1.55)	$(2.47)	$(3.69)	$(2.33)	$(1.71)
Net asset value, end of period (x)	$40.62	$35.40	$32.44	$26.52	$31.87	$27.72
Total return (%) (r)(s)(t)(x)	16.00(n)	14.09	31.91	(5.36)	23.50	8.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.71	0.71	0.71	0.72	0.72(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	0.71	0.72	0.72(c)
Net investment income (loss)	0.69(a)	0.86	0.87	0.94	0.86	0.96(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$300,907	$268,506	$298,778	$261,258	$318,535	$313,515
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$36.19	$33.13	$27.04	$32.42	$28.16	$27.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.36	$0.39	$0.35	$0.33(c)
Net realized and unrealized gain (loss)	5.66	4.34	8.28	(1.99)	6.32	2.16
Total from investment operations	$5.84	$4.70	$8.64	$(1.60)	$6.67	$2.49
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.34)	$(0.28)	$(0.37)	$(0.38)	$(0.33)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.47)	$(1.64)	$(2.55)	$(3.78)	$(2.41)	$(1.78)
Net asset value, end of period (x)	$41.56	$36.19	$33.13	$27.04	$32.42	$28.16
Total return (%) (r)(s)(t)(x)	16.13(n)	14.38	32.23	(5.10)	23.84	9.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45(a)	0.46	0.46	0.46	0.47	0.47(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.47(c)
Net investment income (loss)	0.94(a)	1.11	1.13	1.19	1.11	1.20(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$79,228	$72,574	$75,864	$60,904	$69,546	$54,737
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.55	$31.69	$25.95	$31.28	$27.24	$26.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.37	$0.41	$0.35	$0.35(c)
Net realized and unrealized gain (loss)	5.40	4.15	7.95	(1.93)	6.13	2.08
Total from investment operations	$5.59	$4.52	$8.32	$(1.52)	$6.48	$2.43
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.31)	$(0.40)	$(0.41)	$(0.35)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.48)	$(1.66)	$(2.58)	$(3.81)	$(2.44)	$(1.80)
Net asset value, end of period (x)	$39.66	$34.55	$31.69	$25.95	$31.28	$27.24
Total return (%) (r)(s)(t)(x)	16.16(n)	14.50	32.34	(5.03)	23.93	9.15(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.37(a)	0.38	0.38	0.38	0.39	0.39(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.39(c)
Net investment income (loss)	1.01(a)	1.19	1.21	1.28	1.12	1.30(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$1,109,879	$1,135,316	$1,006,215	$905,246	$814,161	$114,700
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.67	$31.81	$26.05	$31.38	$27.33	$26.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.26	$0.29	$0.25	$0.25(c)
Net realized and unrealized gain (loss)	5.41	4.15	7.97	(1.92)	6.13	2.09
Total from investment operations	$5.53	$4.41	$8.23	$(1.63)	$6.38	$2.34
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.20)	$(0.29)	$(0.30)	$(0.26)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.44)	$(1.55)	$(2.47)	$(3.70)	$(2.33)	$(1.71)
Net asset value, end of period (x)	$39.76	$34.67	$31.81	$26.05	$31.38	$27.33
Total return (%) (r)(s)(t)(x)	15.96(n)	14.06	31.84	(5.37)	23.47	8.76(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.76	0.76	0.76	0.82	0.82(c)
Expenses after expense reductions (f)	0.73(a)	0.75	0.75	0.75	0.76	0.75(c)
Net investment income (loss)	0.65(a)	0.82	0.84	0.91	0.84	0.93(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$24,316	$20,631	$16,677	$12,747	$11,725	$8,827
See Notes to Financial Statements

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$32.21	$29.64	$24.43	$29.68	$25.95	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.29	$0.10	$0.24	$0.02	$0.12(c)
Net realized and unrealized gain (loss)	5.03	3.88	7.45	(1.81)	5.81	1.98
Total from investment operations	$5.14	$4.17	$7.55	$(1.57)	$5.83	$2.10
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.30)	$(0.07)	$(0.27)	$(0.07)	$(0.14)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.44)	$(1.60)	$(2.34)	$(3.68)	$(2.10)	$(1.59)
Net asset value, end of period (x)	$36.91	$32.21	$29.64	$24.43	$29.68	$25.95
Total return (%) (r)(s)(t)(x)	15.97(n)	14.29	31.15	(5.45)	22.57	8.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.57	1.25	0.86	1.57	1.27(c)
Expenses after expense reductions (f)	0.73(a)	0.57	1.24	0.84	1.51	1.20(c)
Net investment income (loss)	0.65(a)	0.99	0.35	0.80	0.08	0.48(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$383	$364	$444	$358	$464	$475
See Notes to Financial Statements

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$31.57	$29.15	$24.08	$29.28	$25.65	$25.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.02	$0.02	$0.04	$0.02	$0.04(c)
Net realized and unrealized gain (loss)	4.92	3.78	7.35	(1.77)	5.73	1.95
Total from investment operations	$4.90	$3.80	$7.37	$(1.73)	$5.75	$1.99
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.08)	$(0.03)	$(0.06)	$(0.09)	$(0.05)
From net realized gain	(0.32)	(1.30)	(2.27)	(3.41)	(2.03)	(1.45)
Total distributions declared to shareholders	$(0.38)	$(1.38)	$(2.30)	$(3.47)	$(2.12)	$(1.50)
Net asset value, end of period (x)	$36.09	$31.57	$29.15	$24.08	$29.28	$25.65
Total return (%) (r)(s)(t)(x)	15.52(n)	13.20	30.84	(6.08)	22.54	7.91(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.51	1.51	1.51	1.57	1.57(c)
Expenses after expense reductions (f)	1.49(a)	1.51	1.51	1.51	1.52	1.52(c)
Net investment income (loss)	(0.11)(a)	0.07	0.08	0.14	0.07	0.16(c)
Portfolio turnover	5(n)	16	16	13	12	12
Net assets at end of period (000 omitted)	$3,115	$2,941	$3,775	$3,117	$3,787	$2,870

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,023,076,106	$—	$—	$7,023,076,106
Mutual Funds	59,097,924	—	—	59,097,924
Total	$7,082,174,030	$—	$—	$7,082,174,030
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and

Notes to Financial Statements (unaudited) - continued
the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$50,476,025
Long-term capital gains	230,643,245
Total distributions	$281,119,270
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$3,049,388,075
Gross appreciation	4,051,434,072
Gross depreciation	(18,648,117)
Net unrealized appreciation (depreciation)	$4,032,785,955
As of 12/31/20
Undistributed ordinary income	15,326,565
Undistributed long-term capital gain	55,099,041
Other temporary differences	26,944,141
Net unrealized appreciation (depreciation)	3,375,994,180
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C

Notes to Financial Statements (unaudited) - continued
shares will convert to Class 529A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Class A	$45,662,563	$160,862,321
Class B	381,915	1,672,009
Class C	1,136,902	6,066,380
Class I	11,997,253	39,242,506
Class R1	141,608	562,619
Class R2	1,087,504	4,273,636
Class R3	3,265,299	11,655,412
Class R4	910,363	3,213,366
Class R6	13,137,108	52,560,085
Class 529A	267,859	835,969
Class 529B	4,540	14,774
Class 529C	32,425	160,193
Total	$78,025,339	$281,119,270
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $180,443 and $5,473 for the six months ended June 30, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,972,883
Class B	0.75%	0.25%	1.00%	1.00%	208,578
Class C	0.75%	0.25%	1.00%	1.00%	592,112
Class R1	0.75%	0.25%	1.00%	1.00%	73,177
Class R2	0.25%	0.25%	0.50%	0.50%	240,644
Class R3	—	0.25%	0.25%	0.25%	348,976
Class 529A	—	0.25%	0.25%	0.24%	27,838
Class 529B	0.75%	0.25%	1.00%	0.24%	454
Class 529C	0.75%	0.25%	1.00%	1.00%	14,950
Total Distribution and Service Fees					$6,479,612
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended June 30, 2021, this rebate amounted to $20,991, $119, $235, $1,091, $12, and $13 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2021, were as follows:
Amount
Class A	$9,527
Class B	8,390
Class C	3,533
Class 529B	—
Class 529C	49
During the six months ended June 30, 2021, to meet the requirements of FINRA Rule 2341, MFD returned $11 of the CDSC collected for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.01%.

Notes to Financial Statements (unaudited) - continued
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2021, were as follows:
Fee
Class 529A	$5,567
Class 529B	93
Class 529C	747
Total Program Manager Fees	$6,407
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2021, the fee was $441,681, which equated to 0.0132% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended June 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,282,700.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0082% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $266 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended June 30, 2021. The liability for

Notes to Financial Statements (unaudited) - continued
deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $4,667 at June 30, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $32,953, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $337,375,914 and $705,455,301, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,857,169	$110,241,824	8,382,285	$264,259,731
Class B	255	9,564	7,311	224,607
Class C	168,078	6,061,600	447,057	13,043,887
Class I	1,280,035	47,610,102	14,631,672	453,354,623
Class R1	38,215	1,339,503	61,699	1,828,535
Class R2	130,924	4,858,623	329,592	9,674,439
Class R3	654,911	25,426,515	1,485,962	46,749,707
Class R4	120,731	4,730,426	389,562	12,612,240
Class R6	3,209,763	119,326,426	7,584,464	229,803,174
Class 529A	56,717	2,095,303	120,347	3,763,216
Class 529B	—	—	2,303	72,770
Class 529C	3,769	127,539	20,389	584,224
	8,520,567	$321,827,425	33,462,643	$1,035,971,153

Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,010,872	$41,516,511	4,222,075	$145,617,983
Class B	9,576	377,197	49,183	1,638,379
Class C	28,933	1,111,329	182,859	5,942,224
Class I	268,098	10,633,854	1,052,270	35,301,287
Class R1	3,725	141,608	17,472	562,418
Class R2	27,929	1,079,437	130,101	4,232,757
Class R3	80,386	3,265,299	341,521	11,653,085
Class R4	21,902	910,244	92,270	3,213,014
Class R6	323,871	12,844,738	1,492,984	49,736,204
Class 529A	6,550	260,421	24,564	821,996
Class 529B	123	4,540	475	14,774
Class 529C	887	32,005	5,129	156,759
	1,782,852	$72,177,183	7,610,903	$258,890,880
Shares reacquired
Class A	(5,925,653)	$(228,419,767)	(25,732,630)	$(821,036,635)
Class B	(188,893)	(7,038,965)	(475,457)	(14,412,553)
Class C	(726,157)	(26,115,510)	(2,677,821)	(82,377,596)
Class I	(1,789,769)	(66,003,654)	(4,445,874)	(135,218,670)
Class R1	(82,036)	(2,977,512)	(181,121)	(5,293,897)
Class R2	(463,369)	(16,679,860)	(1,665,176)	(50,428,670)
Class R3	(911,080)	(34,664,859)	(3,452,884)	(109,514,668)
Class R4	(241,560)	(9,452,057)	(766,509)	(24,955,753)
Class R6	(8,410,224)	(307,436,623)	(7,963,431)	(244,075,628)
Class 529A	(46,762)	(1,732,666)	(74,103)	(2,301,580)
Class 529B	(1,042)	(36,260)	(6,460)	(184,943)
Class 529C	(11,482)	(386,682)	(61,868)	(1,808,624)
	(18,798,027)	$(700,944,415)	(47,503,334)	$(1,491,609,217)

Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(2,057,612)	$(76,661,432)	(13,128,270)	$(411,158,921)
Class B	(179,062)	(6,652,204)	(418,963)	(12,549,567)
Class C	(529,146)	(18,942,581)	(2,047,905)	(63,391,485)
Class I	(241,636)	(7,759,698)	11,238,068	353,437,240
Class R1	(40,096)	(1,496,401)	(101,950)	(2,902,944)
Class R2	(304,516)	(10,741,800)	(1,205,483)	(36,521,474)
Class R3	(175,783)	(5,973,045)	(1,625,401)	(51,111,876)
Class R4	(98,927)	(3,811,387)	(284,677)	(9,130,499)
Class R6	(4,876,590)	(175,265,459)	1,114,017	35,463,750
Class 529A	16,505	623,058	70,808	2,283,632
Class 529B	(919)	(31,720)	(3,682)	(97,399)
Class 529C	(6,826)	(227,138)	(36,350)	(1,067,641)
	(8,494,608)	$(306,939,807)	(6,429,788)	$(196,747,184)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $13,328 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,984,616	$388,201,050	$371,087,742	$—	$—	$59,097,924

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,046	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 13, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 13, 2021

*	Print name and title of each signing officer under his or her signature.